Shareholder Report, Line Graph (Details) 195855_SWP Growth - Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2025	Sep. 24, 2024	Aug. 31, 2026
SWP Growth & Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			SWP Growth & Income ETF NAV
Accumulated Value	$ 11,148	$ 10,000	$ 12,724
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Wilshire 5000 Index Total Return
Accumulated Value	11,408	10,000	$ 13,703
S&P 500 Dividend Aristocrats Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Dividend Aristocrats Total Return Index
Accumulated Value	$ 10,072	$ 10,000	$ 11,419